Leases - Other Lease Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Cash outflows for amounts included in the measurement of lease liabilities	$ 1,300	$ 924	$ 819
ROU assets obtained in exchange for lease obligations	910	3,940	0
Lease modifications	$ 0	$ 0	$ (83)
Weighted-average remaining lease term (in years)	2 years 9 months 18 days	3 years 3 months 3 days	8 months 26 days
Weighted-average discount rate	2.35%	1.29%	3.66%